11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Jan. 31, 2022
Notes
11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

11.SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	2022	2021	2020

Non-cash transactions were as follows:
deferred exploration expense recorded
as accounts payable	$211	$-	$-
as owing to related parties	$-	$-	$-